Concentration of Risks	12 Months Ended
Dec. 31, 2016
Risks And Uncertainties [Abstract]
Concentration of Risks

Note 2—Concentration of Risks

As discussed in Note 1— Organization above, PMT’s operations and investing activities are centered in residential mortgage-related assets, a substantial portion of which were distressed at acquisition. The mortgage loans at fair value not acquired for sale or held in a variable interest entity (“VIE”) are generally purchased at discounts reflecting their distressed state or perceived higher risk of default, as well as a greater likelihood of collateral documentation deficiencies.

Due to the nature of the Company’s investments, PMT is exposed, to a greater extent than traditional mortgage investors, to the risks associated with loan resolution, including that borrowers may be in economic distress and/or may have become unemployed, bankrupt or otherwise unable or unwilling to make payments when due, and that fluctuations in the residential real estate market may affect the performance of its investments. Factors influencing these risks include, but are not limited to:

•	changes in the overall economy, unemployment rates and residential real estate values in the markets where the properties securing the Company’s mortgage loans are located;
•	PCM’s ability to identify and PLS’ ability to execute optimal resolutions of certain mortgage loans;
•	the accuracy of valuation information obtained during the Company’s due diligence activities;
•	PCM’s ability to effectively model, and to develop appropriate model inputs that properly anticipate, future outcomes;
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the level of government support for resolution of certain mortgage loans and the effect of current and future proposed and enacted legislative and regulatory changes on the Company’s ability to effect cures or resolutions to distressed mortgage loans; and

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regulatory, judicial and legislative support of the foreclosure process, and the resulting effect on the Company’s ability to acquire and liquidate the real estate securing its portfolio of distressed mortgage loans in a timely manner or at all.

Due to these uncertainties, there can be no assurance that risk management activities identified and executed on PMT’s behalf will prevent significant losses arising from the Company’s investments in real estate-related assets.

A substantial portion of the distressed mortgage loans and REO purchased by the Company in prior years has been acquired from or through one or more subsidiaries of Citigroup Inc., as presented in the following summary:

	December 31, 2016	December 31, 2015
	(in thousands)
Mortgage loans at fair value	$519,698	$855,691
REO	49,048	88,088
	$568,746	$943,779
Total carrying value of distressed mortgage loans at fair value and REO	$1,628,641	$2,442,240